OPERATING LEASES - RIGHT OF USE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
OPERATING LEASES - RIGHT OF USE ASSETS
OPERATING LEASES - RIGHT OF USE ASSETS

NOTE 6 – OPERATING LEASES – RIGHT OF USE ASSETS

The Company entered into a 60-month lease to lease approximately 6,300 square feet of manufacturing, storage and office space on January 1, 2020 for a period of 6 years with a related party, an entity controlled by the Company’s CEO. Approximately 1,800 sf (28.5%) is used as a manufacturing facility with the balance used as corporate offices and storage. There was no security deposit paid, and the lease carries no optional extension periods. The term of the lease is for six years. At inception of the lease, the Company recorded a right of use asset and liability. The Company used an effective borrowing rate of 6.232% within the calculation.

Base monthly rent commenced at $10,000 per month, with subsequent defined annual increases. All operating expenses are born by the lessee. Amounts payable to the related party for rent as of September 30, 2022 and December 31, 2021 were $9 and $0 respectively. On September 30, 2022 and December 31, 2021, the amounts of $16,752 and $14,764 respectively, of prepaid rent were included in the deposits and prepayments account.

Lease expense, on the straight-line basis was $97,020 during the nine months ended September 30, 2022 and 2021.

NOTE 6 – OPERATING LEASE – RIGHT OF USE ASSET

The Company entered into a 60-month lease to lease approximately 5,000 square feet of office space on January 1, 2020 for a period of 6 years with a related party, an entity controlled by the Company’s CEO.   Approximately 3,000 sf is used as a manufacturing facility with the balance used as corporate offices and storage. There was no security deposit paid, and the lease carries no optional extension periods. The term of the lease is for six years. At inception of the lease, the Company recorded a right of use asset and liability. The Company used an effective borrowing rate of 6.232% within the calculation.

Base monthly rent commenced at $10,000 per month, with subsequent defined annual increases. All operating expenses are born by the lessee.  Amounts payable to the related party for rent as of December 31, 2021 and 2020 were $0 and $116,940 respectively. On December 31, 2021 an amount of $14,764 of prepaid rent was included in the deposits and prepayments account.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The following are the expected lease payments as of December 31, 2021. The lease is considered an “operating lease” and consequently lease payments are calculated on a straight-line basis, including the total amount of interest related.

Year Ending December 31	Operating Leases
2022	$129,362
2023	129,362
2024	129,362
2025	129,362
Total lease payments	517,448
Less: Imputed interest/present value discount	(63,334)
Total	$454,114

Lease expense, on the straight-line basis was $129,362 during the years ended December 31, 2021 and 2020.